Financial Instruments and Risk Management - Summary of Maximum Credit Risk Exposure of Financial Assets (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 23,645	£ 21,141	£ 18,872
Derivative Financial Assets [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,592	1,509	2,246
Investments [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	17,005	16,578	13,346
Trade and Other Receivables [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,782	2,533	2,754
Contract Assets [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,602
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 1,664	£ 521	£ 526